EMPLOYEE BENEFIT PLANS - Principal actuarial assumptions (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Principal actuarial assumptions
Inflation rate	1.00%	1.00%
Future salary increases	2.17%	1.50%
Future pension increases	1.69%	1.80%
Fair value hierarchy of total plan assets measured at fair value by asset	¥ 5	¥ 6	¥ 32
Expect to contribute	1
Benefits expected to be paid in 2022	¥ 9
Germany
Principal actuarial assumptions
Discount rate	0.89%	0.33%
Other
Principal actuarial assumptions
Discount rate	0.39%	0.12%
Equity securities
Principal actuarial assumptions
Target asset allocation for the plan, as a percentage of total plan assets	26.00%
Debt securities
Principal actuarial assumptions
Target asset allocation for the plan, as a percentage of total plan assets	29.00%
Quoted Prices in Active Markets for Identical Assets (Level 1)
Principal actuarial assumptions
Fair value hierarchy of total plan assets measured at fair value by asset	¥ 5	¥ 6
Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity funds
Principal actuarial assumptions
Fair value hierarchy of total plan assets measured at fair value by asset	1	1
Quoted Prices in Active Markets for Identical Assets (Level 1) | Bond funds
Principal actuarial assumptions
Fair value hierarchy of total plan assets measured at fair value by asset	2	2
Quoted Prices in Active Markets for Identical Assets (Level 1) | Property
Principal actuarial assumptions
Fair value hierarchy of total plan assets measured at fair value by asset	1	2
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Principal actuarial assumptions
Fair value hierarchy of total plan assets measured at fair value by asset	¥ 1	¥ 1